Other current operating assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in thousands)	6/30/2022	12/31/2021

Prepaid expenses	27,467	16,492
Indirect taxes (VAT/GST) receivables	29,541	26,934
Other current assets	11,465	4,598
Other current operating assets	68,473	48,024

(CHF in thousands)	6/30/2022	12/31/2021

Accrued expenses	90,843	54,921
Indirect taxes (VAT/GST) payables	22,466	19,233
Social security payables	18,366	40,837
Other current liabilities	9,534	6,682
Other current operating liabilities	141,209	121,673